RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 10 - RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Restatement 1

The Company previously accounted for its outstanding Private Placement Warrants (the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant.

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement.

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s ordinary shares. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s ordinary shares if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

In accordance with ASC Topic 340, Other Assets and Deferred Costs, as a result of the classification of the private warrants as derivative liabilities, the Company expensed a portion of the offering costs originally recorded as a reduction in equity. The portion of offering costs that was expensed was determined based on the relative fair value of the Private Warrants.

Restatement 2

In addition, in connection with the preparation of the Company’s financial statements as of September 30, 2021, the Company concluded it should restate its financial statements to classify all Public Shares in temporary equity. The September 30, 2021 10-Q/A, filed with the SEC on December 8, 2021, includes the restatement of the unaudited March 31, 2021 and June 30, 2021 financial information. Included in the table below is the restatement of the audited IPO Balance Sheet as of January 11, 2021 originally filed on Form 8-K filed with the SEC on January 15, 2021. In accordance with ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company previously determined the ordinary shares subject to possible redemption to be equal to the redemption value of $10.10 per ordinary share while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Accordingly, effective with this filing, the Company presents all redeemable ordinary shares as temporary equity and recognizes accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.

As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and ordinary shares.

In connection with the change in presentation for the ordinary shares subject to redemption, the Company also revised its income (loss) per ordinary share calculation to allocate net income (loss) to ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, ordinary shares share pro rata in the income (loss) of the Company.

The impact of these adjustments to the financial statement, as previously reported, is presented below.

	As Previously	Adjustments	Adjustments	As
	Reported	Restatement 1	Restatement 2	Restated
Balance sheet as of February 8, 2021
Warrant Liability	$—	$7,729,200	$—	$7,729,200
Total Liabilities	5,345,000	7,729,200	—	13,074,200
Ordinary Shares Subject to Possible Redemption	129,999,029	(7,729,200)	17,110,171	139,380,000
Ordinary Shares	438	76	(169)	345
Additional Paid-in Capital	5,006,060	2,629,336	(7,635,396)	—
Accumulated Deficit	(6,490)	(2,629,412)	(9,474,606)	(12,110,508)
Total Shareholders’ Equity (Deficit)	$5,000,008	—	$(17,110,171)	$(12,110,163)